Provision for Income Taxes - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Income (loss) before income taxes			$ 1,736	$ (603)	$ 1,486
Effective income tax rate			25.00%	25.00%	25.00%
Recorded income tax benefit			$ 734
Percentage of limitations on deductibility of interest expense			30.00%
Deferred tax asset recognized			$ 156
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	$ 109		$ 109	$ 367
Income tax holiday expected to expire, year			2024
Foreign taxes decreases due to impact of tax holiday			$ 23	$ 24	$ 29
Benefit of tax holiday on net income per share (diluted)			$ 0.07	$ 0.07	$ 0.11
Increase (decrease) in valuation allowance			$ 13	$ (505)
State deferred tax assets, percentage			65.00%
Benefit (provision) for income taxes			$ 483	851	$ 104
Capital in excess of par value	15,960		15,960	15,679
Tax loss carryforwards	906		906
Net income tax receiveble excluding liability for unrecognized tax benefits	59		59	10
Deferred U.S. income tax liability	377		377	1,232
Total unrecognized tax benefits, if recognized, would impact the effective tax rate	149		149
Unrecognized tax benefits relates to interest and penalties			6	2	7
Liability for related interest and penalties	17		17	12	$ 14
Adjustment to recognize tax expense	121
Disposal Group, Held-for-sale, Not Discontinued Operations [Member] | SP [Member]
Income Tax Disclosure [Line Items]
Increase (decrease) in valuation allowance				(395)
Benefit (provision) for income taxes				392
Capital in excess of par value				7
U.S Income Tax Authority [Member]
Income Tax Disclosure [Line Items]
Deferred U.S. income tax liability				$ 277
Tax Cuts and Jobs Act [Member]
Income Tax Disclosure [Line Items]
Net deferred tax liabilities due to the reduction of the U.S. corporate tax rate			565
Deferred tax liability recognized in undistributed earnings of foreign subsidiaries	277		277
Deferred tax expense for the mandatory repatriation Toll Tax	108		108
Increase (decrease) in valuation allowance			$ 16
State deferred tax assets, percentage			79.00%
United States [Member]
Income Tax Disclosure [Line Items]
Effective income tax rate			35.00%
Tax loss carryforwards	$ 250		$ 250
United States [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2004
United States [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
Netherlands [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2013
Netherlands [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
Germany [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2004
Germany [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
China [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2007
China [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
Taiwan [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2012
Taiwan [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
THAILAND | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2012
THAILAND | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
Malaysia [Member] | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2006
Malaysia [Member] | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2016
INDIA | Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2006
INDIA | Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax years remain subject to examination			2017
Scenario, Forecast [Member] | United States [Member]
Income Tax Disclosure [Line Items]
Effective income tax rate		21.00%